ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2026
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	NOTE 5: ACCRUED EXPENSES
	As of June 30,	As of December 31,
	2026	2025

Directors’ fees	$27	$28
Manufacturing and trials expenses	1,730	1,730
Advisors and legal expenses	120	110

	$1,877	$1,868